Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of All Debt $ in Thousands	Sep. 30, 2015 USD ($)
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of All Debt [Line Items]
Short-term and long-term debt	$ 11,151
Less current maturities	5,351
Long-term debt	5,800
Revolving Line of Credit [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of All Debt [Line Items]
Short-term and long-term debt	10,800
Promissory Notes, Related to Acquistion [Member]
Note 7 - Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of All Debt [Line Items]
Short-term and long-term debt	$ 351